Income taxes (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Unrecognized tax benefits, beginning	$ 846	$ 759
Additions for tax positions related to current year	73	58
Unrecognized tax benefits, increase resulting from prior period tax positions	118	84
Reductions for tax positions related to prior years	(30)	(31)
Reductions for settlements	(30)	(18)
Reductions for expiration of statute of limitations	(9)	(6)
Unrecognized tax benefits, ending	968	846	$ 759
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	934	804
Net provision for interest and penalties	20	3	$ 7
Interest and penalties, accrued	79	61
Income tax examination, proposed liability increase/(decrease)	1,000
Income tax adjustment	125
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	$ 118	$ 84
Length of time tax years subject to examination, minimum	3 years
Length of time tax years subject to examination, maximum	8 years
Tax Year Prior Years
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Unrecognized tax benefits, increase resulting from prior period tax positions	$ 68
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	$ 68